Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of key management personnel compensation [abstract]
Social Security contributions	$ 3	$ 3	$ 2